Annual Total Returns [BarChart] - Nuveen Pennsylvania Municipal Bond Fund - Class A	Sep. 30, 2020
Bar Chart Table:
Annual Return 2010	1.57%
Annual Return 2011	10.60%
Annual Return 2012	8.49%
Annual Return 2013	(3.70%)
Annual Return 2014	11.61%
Annual Return 2015	3.74%
Annual Return 2016	(0.47%)
Annual Return 2017	5.87%
Annual Return 2018	0.96%
Annual Return 2019	7.93%